Commitments and Contingencies (Details) (USD $)	0 Months Ended			1 Months Ended			6 Months Ended		0 Months Ended	1 Months Ended
	Jul. 27, 2012	May 15, 2012	May 09, 2012	Aug. 31, 2013	Jun. 30, 2013	Jan. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Apr. 03, 2013 Consultant [Member]	Jun. 30, 2013 Consultant [Member]
Commitments and Contingencies (Textual)
Consulting agreement period	1 year	1 year	1 year			3 months			12 months
Issued shares of restricted shares of common stock	250,000	500,000	250,000			500,000	12,000,000		500,000	250,000
Issued shares of restricted shares of common stock Value	$ 13,000	$ 25,000	$ 15,000			$ 50,000			$ 50,000	$ 125,000
Issued warrants to purchase shares										500,000
Exercise price										$ 0.50
Fair market value										250,000
Warrant issued date					Jul. 01, 2013
Lease Period				12 months
Monthly rental				299
Monthly rent payments							6,749
Future minimum lease payments							$ 44,381	$ 2,093